SEI INSTITUTIONAL MANAGED TRUST

Mid-Cap Fund
(the "Fund")

Supplement Dated July 2, 2021
to the Class F Prospectus (the "Prospectus") dated January 31, 2021

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

QMA LLC no longer serves as a sub-adviser to the Fund. As such, all references to QMA LLC are hereby deleted from the Prospectus.

In addition, in the Fund Summary for the Fund, under the heading "Principal Investment Strategies," the second paragraph thereunder is hereby deleted and replaced with the following:

The Fund currently uses multiple sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). In managing the Fund's assets, the Sub-Advisers select stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions.

In addition, under the same section, under the heading titled "Management," the sub-heading titled "Sub-Adviser and Portfolio Managers," the information thereunder is hereby deleted and replaced with the following:

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
LMCG Investments, LLC	R. Todd Vingers, CFA	Since 2021	Managing Director, Value Equities
	Jay C. Willadsen, CFA	Since 2021	Portfolio Manager, Value Equities
Los Angeles Capital Management LLC	Hal W. Reynolds, CFA	Since 2021	Chief Investment Officer and Senior Portfolio Manager
	Daniel E. Allen, CFA	Since 2021	Chief Executive Officer, President and Senior Portfolio Manager
	Kristin Ceglar, CFA	Since 2021	Senior Portfolio Manager, Group Managing Director

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Mid-Cap Fund," the following text is hereby added in the appropriate alphabetical order thereof:

LMCG Investments, LLC: LMCG Investments, LLC (LMCG), located at One Boston Place, 201 Washington Street, 29th Floor, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Mid-Cap Fund. The portion of the Mid-Cap Fund's assets allocated to LMCG is managed by R. Todd Vingers, CFA, Managing Director, Value Equities, and Jay C. Willadsen, CFA, Portfolio Manager, Value Equities. Mr. Vingers has over 30 years of investment experience and has been with LMCG since 2002. Mr. Willadsen has over 23 years of investment experience and has been with LMCG since 2003.

Los Angeles Capital Management LLC: Los Angeles Capital Management LLC (Los Angeles Capital), located at 11150 Santa Monica Blvd. Suite 200, Los Angeles, CA 90025, serves as a Sub-Adviser to the Mid-Cap Fund. A team of investment professionals manages the portion of the Mid-Cap Fund's assets allocated to Los Angeles Capital. Hal W. Reynolds, CFA, Chief Investment Officer and Senior Portfolio Manager, co-founded Los Angeles Capital in 2002. Mr. Reynolds began his investment career in 1982 and earned a B.A. from the University of Virginia and an M.B.A. from University of Pittsburgh. Daniel A. Allen, CFA, Chief Executive Officer, President and Senior Portfolio Manager, joined Los Angeles Capital in 2009. Mr. Allen began his investment career in 1983 and earned a B.B.A. from Pacific Lutheran University and an M.B.A. from University of Chicago Booth School of Business. Kristin Ceglar, CFA, Senior Portfolio Manager and Group Managing Director, joined Los Angeles Capital in 2005 and earned a B.A. from Harvard University.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1339 (07/21)

SEI INSTITUTIONAL MANAGED TRUST

Mid-Cap Fund
(the "Fund")

Supplement Dated July 2, 2021
to the Class I Prospectus (the "Prospectus") dated January 31, 2021

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

QMA LLC no longer serves as a sub-adviser to the Fund. As such, all references to QMA LLC are hereby deleted from the Prospectus.

In addition, in the Fund Summary for the Fund, under the heading "Principal Investment Strategies," the second paragraph thereunder is hereby deleted and replaced with the following:

The Fund currently uses multiple sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). In managing the Fund's assets, the Sub-Advisers select stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions.

In addition, under the same section, under the heading titled "Management," the sub-heading titled "Sub-Adviser and Portfolio Managers," the information thereunder is hereby deleted and replaced with the following:

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
LMCG Investments, LLC	R. Todd Vingers, CFA	Since 2021	Managing Director, Value Equities
	Jay C. Willadsen, CFA	Since 2021	Portfolio Manager, Value Equities
Los Angeles Capital Management LLC	Hal W. Reynolds, CFA	Since 2021	Chief Investment Officer and Senior Portfolio Manager
	Daniel E. Allen, CFA	Since 2021	Chief Executive Officer, President and Senior Portfolio Manager
	Kristin Ceglar, CFA	Since 2021	Senior Portfolio Manager, Group Managing Director

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Mid-Cap Fund," the following text is hereby added in the appropriate alphabetical order thereof:

LMCG Investments, LLC: LMCG Investments, LLC (LMCG), located at One Boston Place, 201 Washington Street, 29th Floor, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Mid-Cap Fund. The portion of the Mid-Cap Fund's assets allocated to LMCG is managed by R. Todd Vingers, CFA, Managing Director, Value Equities, and Jay C. Willadsen, CFA, Portfolio Manager, Value Equities. Mr. Vingers has over 30 years of investment experience and has been with LMCG since 2002. Mr. Willadsen has over 23 years of investment experience and has been with LMCG since 2003.

Los Angeles Capital Management LLC: Los Angeles Capital Management LLC (Los Angeles Capital), located at 11150 Santa Monica Blvd. Suite 200, Los Angeles, CA 90025, serves as a Sub-Adviser to the Mid-Cap Fund. A team of investment professionals manages the portion of the Mid-Cap Fund's assets allocated to Los Angeles Capital. Hal W. Reynolds, CFA, Chief Investment Officer and Senior Portfolio Manager, co-founded Los Angeles Capital in 2002. Mr. Reynolds began his investment career in 1982 and earned a B.A. from the University of Virginia and an M.B.A. from University of Pittsburgh. Daniel A. Allen, CFA, Chief Executive Officer, President and Senior Portfolio Manager, joined Los Angeles Capital in 2009. Mr. Allen began his investment career in 1983 and earned a B.B.A. from Pacific Lutheran University and an M.B.A. from University of Chicago Booth School of Business. Kristin Ceglar, CFA, Senior Portfolio Manager and Group Managing Director, joined Los Angeles Capital in 2005 and earned a B.A. from Harvard University.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1340 (07/21)

SEI INSTITUTIONAL MANAGED TRUST

Mid-Cap Fund
(the "Fund")

Supplement Dated July 2, 2021
to the Class Y Prospectus (the "Prospectus") dated January 31, 2021, as amended on May 27, 2021

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

QMA LLC no longer serves as a sub-adviser to the Fund. As such, all references to QMA LLC are hereby deleted from the Prospectus.

In addition, in the Fund Summary for the Fund, under the heading "Principal Investment Strategies," the second paragraph thereunder is hereby deleted and replaced with the following:

The Fund currently uses multiple sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). In managing the Fund's assets, the Sub-Advisers select stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions.

In addition, under the same section, under the heading titled "Management," the sub-heading titled "Sub-Adviser and Portfolio Managers," the information thereunder is hereby deleted and replaced with the following:

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
LMCG Investments, LLC	R. Todd Vingers, CFA	Since 2021	Managing Director, Value Equities
	Jay C. Willadsen, CFA	Since 2021	Portfolio Manager, Value Equities
Los Angeles Capital Management LLC	Hal W. Reynolds, CFA	Since 2021	Chief Investment Officer and Senior Portfolio Manager
	Daniel E. Allen, CFA	Since 2021	Chief Executive Officer, President and Senior Portfolio Manager
	Kristin Ceglar, CFA	Since 2021	Senior Portfolio Manager, Group Managing Director

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Mid-Cap Fund," the following text is hereby added in the appropriate alphabetical order thereof:

LMCG Investments, LLC: LMCG Investments, LLC (LMCG), located at One Boston Place, 201 Washington Street, 29th Floor, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Mid-Cap Fund. The portion of the Mid-Cap Fund's assets allocated to LMCG is managed by R. Todd Vingers, CFA, Managing Director, Value Equities, and Jay C. Willadsen, CFA, Portfolio Manager, Value Equities. Mr. Vingers has over 30 years of investment experience and has been with LMCG since 2002. Mr. Willadsen has over 23 years of investment experience and has been with LMCG since 2003.

Los Angeles Capital Management LLC: Los Angeles Capital Management LLC (Los Angeles Capital), located at 11150 Santa Monica Blvd. Suite 200, Los Angeles, CA 90025, serves as a Sub-Adviser to the Mid-Cap Fund. A team of investment professionals manages the portion of the Mid-Cap Fund's assets allocated to Los Angeles Capital. Hal W. Reynolds, CFA, Chief Investment Officer and Senior Portfolio Manager, co-founded Los Angeles Capital in 2002. Mr. Reynolds began his investment career in 1982 and earned a B.A. from the University of Virginia and an M.B.A. from University of Pittsburgh. Daniel A. Allen, CFA, Chief Executive Officer, President and Senior Portfolio Manager, joined Los Angeles Capital in 2009. Mr. Allen began his investment career in 1983 and earned a B.B.A. from Pacific Lutheran University and an M.B.A. from University of Chicago Booth School of Business. Kristin Ceglar, CFA, Senior Portfolio Manager and Group Managing Director, joined Los Angeles Capital in 2005 and earned a B.A. from Harvard University.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1341 (07/21)

SEI INSTITUTIONAL MANAGED TRUST

Mid-Cap Fund
(the "Fund")

Supplement Dated July 2, 2021
to the Statement of Additional Information ("SAI") dated January 31, 2021

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

QMA LLC no longer serves as a sub-adviser to the Fund. As such, all references to QMA LLC are hereby deleted from the SAI.

In addition, under the section titled "Investment Objectives and Policies," under the heading titled "Mid-Cap Fund," the third paragraph thereunder is hereby deleted and replaced with the following:

The Fund currently uses multiple Sub-Advisers to manage the Fund's portfolio under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers select stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earning revisions. In addition to common stocks, the Fund's investments in equity securities include preferred stocks, securities of small capitalization companies and, to a lesser extent, REITs and securities of large capitalization companies. Any remaining assets may be invested in equity securities of larger, more established companies, investment grade fixed income securities or money market securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities and shares of other investment companies, and lend its securities to qualified borrowers.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," under the sub-heading titled "LMCG Investments, LLC," the paragraph thereunder is hereby deleted and replaced with the following:

LMCG Investments, LLC ("LMCG") serves as a Sub-Adviser to a portion of the assets of the Small Cap and Mid-Cap Funds. LMCG is a board-managed limited liability company owned by its employees and Royal Bank of Canada ("RBC"). LMCG operates independently of RBC, a publicly held Canadian bank.

In addition, under the same heading, under the sub-heading titled "Los Angeles Capital Management LLC.," the paragraph thereunder is hereby deleted and replaced with the following:

Los Angeles Capital Management LLC ("Los Angeles Capital") serves as a Sub-Adviser to a portion of the assets of the Small Cap and Mid-Cap Funds. Los Angeles Capital is an SEC registered investment adviser. Los Angeles Capital is a California limited liability company founded in 2002, and is wholly-owned through its parent by its employees.

In addition, under the same section, under the heading titled "Portfolio Management," under the sub-heading titled "LMCG," the paragraphs thereunder are hereby deleted and replaced with the following:

LMCG

Compensation. SIMC pays LMCG a fee based on the assets under management of the Small Cap and Mid-Cap Funds as set forth in an investment sub-advisory agreement between LMCG and SIMC. LMCG pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap and Mid-Cap Funds. The following information relates to the period ended March 31, 2021.

Portfolio managers and other investment team members at LMCG are compensated through a combination of base salary and incentive bonus. LMCG's incentive bonus plan for these investment personnel is a revenue-share model based on strategy performance relative to a peer group universe of retail and institutional managers. The incentive formula is based on the strategy's performance rankings within the universe for a blended time period which includes one year, three years, five years and since-inception performance. Incentive bonuses are not calculated on specific client or specific fund assets.

Ownership of Fund Shares. As of March 31, 2021, LMCG's portfolio manager did not beneficially own any shares of the Small Cap and Mid-Cap Funds.

Other Accounts. As of March 31, 2021, LMCG's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
R. Todd Vingers, CFA	7	$1,775.1	15	$429.9	53	$1,340.0
Jay C. Willadsen, CFA	1	$856.4	12	$282.3	16	$218.9

No account listed above is subject to a performance-based advisory fee.

Conflicts of Interest. LMCG's portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles. A portfolio manager may also manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Small Cap Fund and may also have a performance-based fee. The side-by-side management of these funds and other accounts may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. LMCG has fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. Similarly, trading in securities by LMCG personnel for their own accounts potentially could conflict with the interest of clients. LMCG has policies and procedures in place to detect, monitor and resolve these and other potential conflicts of interest that are inherent to its business as a registered investment adviser.

In addition, under the same heading, under the sub-heading titled "Los Angeles Capital," the paragraphs thereunder are hereby deleted and replaced with the following:

Los Angeles Capital

Compensation. SIMC pays Los Angeles Capital a fee based on the assets under management of the Small Cap and Mid-Cap Funds as set forth in an investment sub-advisory agreement between Los Angeles Capital and SIMC. Los Angeles Capital pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap and Mid-Cap Funds. The following information relates to the period ended March 31, 2021.

Los Angeles Capital's portfolio managers participate in a competitive compensation program that is aimed at attracting and retaining talented employees with an emphasis on disciplined risk management, ethics and compliance-centered behavior. No component of Los Angeles Capital's compensation policy or payment scheme is tied directly to the performance of one or more client portfolios or funds.

Each of Los Angeles Capital's portfolio managers receives a base salary fixed from year to year. In addition, portfolio managers participate in the Los Angeles Capital's profit sharing plan. The aggregate amount of the contribution to Los Angeles Capital's profit sharing plan is based on overall firm profitability with amounts paid to individual employees based on their relative overall compensation. Each of the portfolio managers also is a shareholder of Los Angeles Capital and receives compensation based upon Los Angeles Capital's overall profits. Certain portfolio managers are also eligible to receive a discretionary bonus from Los Angeles Capital.

Ownership of Fund Shares. As of March 31, 2021, Los Angeles Capital's portfolio managers did not beneficially own any shares of the Small Cap and Mid-Cap Funds.

Other Accounts. As of March 31, 2021, in addition to the Small Cap and Mid-Cap Funds, Los Angeles Capital's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Hal W. Reynolds, CFA	14		$8,220	14		$5,107	49		$15,458
	1	*	$4,171	4	*	$1,171	7	*	$10,105
Daniel E. Allen, CFA	10		$3,337	14		$5,107	35		$15,440
	0		$0	4	*	$1,171	7	*	$10,105
Kristin Ceglar, CFA	1		$4,171	4		$709	17		$11,354
	0		$0	1	*	$154	4	*	$8,470

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Los Angeles Capital has adopted policies and procedures, including brokerage and trade allocation policies and procedures, which Los Angeles Capital believes are reasonably designed to monitor and prevent the firm from inappropriately favoring one account over another. Procedures adopted by Los Angeles Capital seek to treat all clients fairly and equally over time and to mitigate conflicts among accounts. Client accounts are managed independent of one another in accordance with client specific mandates, restrictions, and instructions as outlined in the client's investment management agreement, and such restrictions and instructions are monitored for compliance with the client's investment guidelines.

Side-by-side management can result in investment positions or actions taken for one client account that differ from those taken in another client account. Accordingly, one client account can engage in short sales of or take a short position in an investment that at the same time is owned or being purchased long by another client account. These positions and actions can adversely affect or benefit different clients at different times.

Los Angeles Capital manages client accounts that have different investment strategies, objectives, restrictions, constraints, launch dates, and overlapping benchmark constituents. Given these customizations and differences, it is possible that Los Angeles Capital may be purchasing or holding a security for one account and simultaneously selling the same security for another account. However, simultaneously purchasing and selling the same security in the same account ("wash trades") is prohibited. Additionally, it is possible for Los Angeles Capital to purchase or sell the same security for different accounts during the same trading day but at differing execution prices.

The decision as to which accounts participate in an investment opportunity will take into account, among other things, the quantitative model's outlook on the account's strategy, the account's investment guidelines, and risk metrics. Furthermore, global accounts' orders are sent to the market simultaneously subject to prevailing market conditions, client flows, and liquidity. Emerging markets account orders are aggregated during account rebalances, but Los Angeles Capital is not required to do so.

Los Angeles Capital's proprietary optimization-based software for trading client portfolios complements the Los Angeles Capital's approach to stock selection and uses real-time market prices to parse the master ("parent") order lists into a sub-list or "child" order lists, for execution by agency broker. For accounts traded using the firm's trade optimization technology, real-time market prices are the primary creation determinant in each child order. Therefore, names traded for one account (or group of accounts) may result in different execution prices than a name traded for another account (or group of accounts). The firm's trade optimization technology is currently available in the Americas only.

While each client account is managed individually, with trade allocation determined prior to placing each trade with the broker, Los Angeles Capital may, at any given time, purchase or sell the same security in a block that is allocated among multiple accounts. Los Angeles Capital will generally execute transactions for clients on an aggregate basis when it believes that to do so would allow it to obtain best execution and remain consistent with the account's investment guidelines. As such, Los Angeles Capital, from time to time, evaluates account trade lists for sizeable or potentially illiquid transactions that may be aggregated among several concurrent account rebalances. There are a number of variables that can influence a decision to aggregate purchases or sales into a block, including but not limited to, order size, liquidity, client trading directives, regulatory limitations, round lot requirements, and cash flows. When there is decision making on whether to include or exclude certain accounts from a block transaction, there is always the potential for conflicts of interest. Furthermore, the effect of trade aggregation may work on some occasions to the account's disadvantage. Los Angeles Capital's policies and procedures in allocating trades are structured to treat all clients fairly.

Los Angeles Capital is not required to aggregate any particular trade. For example, an account with directed brokerage may not participate in certain block trades.

The firm's strategies predominantly invest in liquid common stocks. Based on a variety of factors including the strategy, guidelines, and turnover goals employed by each account, Los Angeles Capital determines the trading frequency of an account. Most accounts currently trade at least semi-monthly and others may trade more or less frequently depending on such things as turnover goals, market conditions and other factors unique to the strategy or markets in which they are invested. While the firm reserves the right to update its trading strategy, currently, in a typical week, Los Angeles Capital will begin by trading its U.S. strategy accounts followed by its non-U.S. strategy accounts. U.S. strategy account rebalances generally begin on the same day each week, while Non-U.S. strategy account rebalances may be regularly rotated over several days. Los Angeles Capital's proprietary accounts, which are primarily invested in liquid, benchmark securities, may be traded in rotation with client accounts or on a particular day of the week depending on liquidity, size, model constraints, and resource constraints. The order of account rebalances may work on some occasions to the account's advantage or disadvantage.

Los Angeles Capital's portfolio managers manage accounts that are charged a performance-based fee alongside accounts in the same strategy with standard asset-based fee schedules. While performance-based fee arrangements may be viewed as creating an incentive to favor certain accounts over others in the allocation of investment opportunities, Los Angeles Capital has designed and implemented procedures that seek to treat all clients fairly and equally, and to prevent conflicts from influencing the allocation of investment opportunities. Management and performance fees inure to the benefit of Los Angeles Capital as a whole and not to specific individuals or groups of individuals. Further, Los Angeles Capital employs a quantitative investment process which utilizes Los Angeles Capital's proprietary investment model technology to identify securities and construct portfolios.

Los Angeles Capital has adopted a Code of Ethics that includes procedures on ethical conduct and personal trading and requires pre-clearance authorization from both the Trading and Compliance and Regulatory Risk Departments for certain personal security transactions. Nonetheless, because the Code of Ethics in some circumstances would permit employees to invest in the same securities as clients, there is a possibility that employees might benefit from market activity by a client in a security held by an employee. Employee trading is monitored under the Code of Ethics, and is designed to reasonably identify and prevent conflicts of interest between the firm and its clients. Investment personnel of Los Angeles Capital or its affiliate may be permitted to be commercially or professionally involved with an issuer of securities. There is a potential risk that Los Angeles Capital personnel may place their own interests (resulting from outside employment/directorships) ahead of the interests of Los Angeles Capital clients. Before engaging in any outside business activity, employees must obtain approval of the CCO as well as other personnel. Any potential conflicts of interest from such involvement are monitored for compliance with Los Angeles Capital's Code of Ethics. The Code of Ethics also governs employees giving or accepting gifts and entertainment.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1342 (07/21)